Average Annual Total Returns - FidelityFlexGovernmentMoneyMarketFund-PRO - FidelityFlexGovernmentMoneyMarketFund-PRO - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	5.22%
Past 5 years	1.93%
Since Inception	1.82%	[1]

[1]	A From March 8, 2017 .